Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,558,397	1,694,357	1,676,734
Money market investments	3,703	3,596	5,384
Investment securities	166,781	203,941	238,210
Trading account securities	22,824	35,607	27,918
Total interest income	1,751,705	1,937,501	1,948,246
Interest Expense Abstract
Deposits	184,089	269,487	350,881
Short-term borrowings	46,805	55,258	60,278
Interest Expense Long Term Debt	148,192	180,764	242,222
Total interest expense	379,086	505,509	653,381
Net interest income	1,372,619	1,431,992	1,294,865
Provision for loan losses	408,941	575,720	1,011,880
Net interest income after provision for loan losses	963,678	856,272	282,985
Fees And Commissions Depositor Accounts	183,026	184,940	195,803
Other service fees	256,545	239,720	377,504
Sale and valuation adjustments of investment securities	(1,707)	10,844	3,992
Trading account profit	(17,682)	5,897	16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765	30,891	15,874
Adjustments To Indemnity Reserves On Loans Sold	(21,198)	(33,068)	(72,013)
F D I C Loss Share Income	(56,211)	66,791	(25,751)
Fair value change in equity appreciation instrument	0	8,323	42,555
Gain on sale of processing and technology business	0	0	640,802
Noninterest Income Other Operating Income	74,804	45,939	93,023
Total non-interest income	466,342	560,277	1,288,193
Noninterest Expense Abstract
Labor And Related Expense	465,702	453,370	514,198
Occupancy Net	100,452	102,319	116,203
Equipment Expense	45,290	43,840	85,851
Taxes Other	50,120	51,885	50,608
Professional fees	211,890	194,942	166,105
Communication	26,834	27,115	38,905
Marketing And Advertising Expense	61,576	55,067	46,671
Federal Deposit Insurance Corporation Premium Expense	85,697	93,728	67,644
Loss on early extinguishment of debt	25,196	8,693	38,787
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	23,520	21,778	46,789
Other operating expenses	104,799	87,906	144,613
Amortization of intangibles	10,072	9,654	9,173
Total operating expenses	1,211,148	1,150,297	1,325,547
Income (loss) before income tax	218,872	266,252	245,631
Income tax expense	(26,403)	114,927	108,230
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	245,275	151,325	137,401
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	334,102	430,085	1,011,880
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	74,839	145,635	0
Popular, Inc. Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	5,000	20,000	168,100
Loans	6,733	8,913	7,627
Money market investments	14	8	55
Investment securities	16,291	16,224	23,579
Trading account securities	0	0	0
Total interest income	28,038	45,145	199,361
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	6	50	46
Interest Expense Long Term Debt	95,892	94,565	111,763
Total interest expense	95,898	94,615	111,809
Net interest income	(67,860)	(49,470)	87,552
Provision for loan losses	404	0	0
Net interest income after provision for loan losses	(68,264)	(49,470)	87,552
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	214	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business	0	0	640,802
Noninterest Income Other Operating Income	41,966	23,145	3,282
Total non-interest income	42,180	23,145	644,084
Noninterest Expense Abstract
Labor And Related Expense	29,779	28,524	22,575
Occupancy Net	3,434	3,396	2,941
Equipment Expense	3,831	3,210	2,887
Taxes Other	2,209	2,269	1,816
Professional fees	11,042	10,820	31,590
Communication	464	421	481
Marketing And Advertising Expense	1,823	1,894	1,275
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	8,000	15,750
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	19
Other operating expenses	(50,877)	(49,468)	(27,661)
Amortization of intangibles	0	0	0
Total operating expenses	1,705	9,066	51,673
Income (loss) before income tax	(27,789)	(35,391)	679,963
Income tax expense	1,702	2,786	80,444
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(29,491)	(38,177)	599,519
Equity in undistributed earnings (losses) of subsidiaries	274,766	189,502	(462,118)
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	404	0	0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	25	4	2
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest income	347	326	324
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	151	883	510
Interest Expense Long Term Debt	32,183	31,438	30,586
Total interest expense	32,334	32,321	31,096
Net interest income	(31,987)	(31,995)	(30,772)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(31,987)	(31,995)	(30,772)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	707	(499)	(3,980)
Total non-interest income	707	(499)	(3,980)
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	3	3	3
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	42	11	11
Communication	0	10	14
Marketing And Advertising Expense	0	0	0
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	441	443	432
Amortization of intangibles	0	0	0
Total operating expenses	486	467	460
Income (loss) before income tax	(31,766)	(32,961)	(35,212)
Income tax expense	0	(955)	(296)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(31,766)	(32,006)	(34,916)
Equity in undistributed earnings (losses) of subsidiaries	32,883	19,206	(338,246)
Net Income	1,117	(12,800)	(373,162)
Comprehensive Income Net Of Tax	(5,444)	18,812	(357,611)
PNA Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Other Subsidiaries
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	1,556,677	1,692,065	1,675,477
Money market investments	3,707	3,646	5,383
Investment securities	163,179	200,279	235,552
Trading account securities	22,824	35,607	27,918
Total interest income	1,746,387	1,931,597	1,944,330
Interest Expense Abstract
Deposits	184,241	269,798	350,928
Short-term borrowings	50,058	59,230	65,550
Interest Expense Long Term Debt	31,765	66,409	121,309
Total interest expense	266,064	395,437	537,787
Net interest income	1,480,323	1,536,160	1,406,543
Provision for loan losses	408,537	575,720	1,011,880
Net interest income after provision for loan losses	1,071,786	960,440	394,663
Fees And Commissions Depositor Accounts	183,026	184,940	195,803
Other service fees	271,859	255,668	382,350
Sale and valuation adjustments of investment securities	(1,707)	10,844	3,992
Trading account profit	(17,896)	5,897	16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765	30,891	15,874
Adjustments To Indemnity Reserves On Loans Sold	(21,198)	(33,068)	(72,013)
F D I C Loss Share Income	(56,211)	66,791	(25,751)
Fair value change in equity appreciation instrument		8,323	42,555
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	85,580	75,065	112,353
Total non-interest income	492,218	605,351	671,567
Noninterest Expense Abstract
Labor And Related Expense	435,923	424,846	492,022
Occupancy Net	93,822	95,459	112,274
Equipment Expense	41,459	40,630	82,964
Taxes Other	47,911	49,616	48,792
Professional fees	273,997	256,994	154,369
Communication	26,370	26,684	38,410
Marketing And Advertising Expense	59,753	53,173	45,396
Federal Deposit Insurance Corporation Premium Expense	85,697	93,728	67,644
Loss on early extinguishment of debt	25,196	693	23,037
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	23,520	21,778	46,770
Other operating expenses	157,242	139,209	173,591
Amortization of intangibles	10,072	9,654	9,173
Total operating expenses	1,280,962	1,212,464	1,294,442
Income (loss) before income tax	283,042	353,327	(228,212)
Income tax expense	(28,147)	112,588	28,344
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	311,189	240,739	(256,556)
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	311,189	240,739	(256,556)
Comprehensive Income Net Of Tax	248,507	203,779	(233,531)
Other Subsidiaries | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	333,698	430,085	1,011,880
Other Subsidiaries | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	74,839	145,635	0
Elimination
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	(5,000)	(20,000)	(168,100)
Loans	(5,013)	(6,621)	(6,370)
Money market investments	(43)	(62)	(56)
Investment securities	(13,011)	(12,884)	(21,243)
Trading account securities	0	0	0
Total interest income	(23,067)	(39,567)	(195,769)
Interest Expense Abstract
Deposits	(152)	(311)	(47)
Short-term borrowings	(3,410)	(4,905)	(5,828)
Interest Expense Long Term Debt	(11,648)	(11,648)	(21,436)
Total interest expense	(15,210)	(16,864)	(27,311)
Net interest income	(7,857)	(22,703)	(168,458)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(7,857)	(22,703)	(168,458)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	(15,314)	(15,948)	(4,846)
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	(53,449)	(51,772)	(18,632)
Total non-interest income	(68,763)	(67,720)	(23,478)
Noninterest Expense Abstract
Labor And Related Expense	0	0	(399)
Occupancy Net	3,193	3,461	985
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	(73,191)	(72,883)	(19,865)
Communication	0	0	0
Marketing And Advertising Expense	0	0	0
Federal Deposit Insurance Corporation Premium Expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,007)	(2,278)	(1,749)
Amortization of intangibles	0	0	0
Total operating expenses	(72,005)	(71,700)	(21,028)
Income (loss) before income tax	(4,615)	(18,723)	(170,908)
Income tax expense	42	508	(262)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(4,657)	(19,231)	(170,646)
Equity in undistributed earnings (losses) of subsidiaries	(307,649)	(208,708)	800,364
Net Income	(312,306)	(227,939)	629,718
Comprehensive Income Net Of Tax	(243,063)	(222,591)	(591,142)
Elimination | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Elimination | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 0	$ 0	$ 0